Accrued Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Severance Benefits.
Changes in Accrued Severance Benefits

	2011		2012		2013
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	1,031	~~W~~	916	~~W~~	683
Provisions for severance benefits		586		96		67
Severance payments		(648)		(190)		(444)
Terminated but not yet paid		(53)		(139)		(43)

Balance at end of year	~~W~~	916	~~W~~	683	~~W~~	263